Transactions With Related Parties - Additional Details (Details) (USD $)	12 Months Ended													24 Months Ended	12 Months Ended				24 Months Ended	12 Months Ended	24 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Navios Acquisition Agreement	Dec. 31, 2013 Navios Apollon	Dec. 31, 2012 Navios Apollon	Dec. 31, 2013 Navios Prosperity	Dec. 31, 2013 Navios Libra	Dec. 31, 2013 Navios Felicity	Dec. 31, 2013 Navios Aldebaran	Dec. 31, 2013 Navios Hope	Dec. 31, 2013 Navios Melodia	Dec. 31, 2012 Navios Partners' Ultra Handymax	Dec. 31, 2015 Navios Partners' Ultra Handymax	Dec. 31, 2013 Navios Partners' Ultra Handymax, Panamax, Capesize	Dec. 31, 2012 Navios Partners' Ultra Handymax, Panamax, Capesize	Dec. 31, 2011 Navios Partners' Ultra Handymax, Panamax, Capesize	Dec. 31, 2012 Navios Partners' Panamax	Dec. 31, 2015 Navios Partners' Panamax	Dec. 31, 2012 Navios Partners' Capesize	Dec. 31, 2015 Navios Partners' Capesize	Dec. 31, 2015 Container Vessel	Dec. 31, 2012 Navios Acquisitions' MR2 Product Tanker Chemical Tanker	Dec. 31, 2012 Navios Acquisitions' LR1 Product Tanker	Dec. 31, 2012 Navios Acquisitions' VLCC	Dec. 31, 2013 All ships	Dec. 31, 2012 All ships	Dec. 31, 2011 All ships	Dec. 31, 2013 Navios Asia	Dec. 31, 2013 Navios Europe
Lease Term In Years					2 years		1 year with two six month extension options	3 years	1 year	6 months	1 year	4 months																		6 years
Daily management fee / charter fee					$ 13,500	$ 12,500	$ 12,000	$ 12,000	$ 12,000	$ 11,000	$ 10,000	$ 15,000	$ 4,700	$ 4,000				$ 4,600	$ 4,100	$ 5,700	$ 5,100	$ 6,500	$ 6,000	$ 7,000	$ 10,000
Terms of settlement of related party transaction					50/50 profit sharing based on actual earnings		The owners will receive 100% of the first $1.500 in profits above the base rate, and thereafter all profits will be split 50/50 to each party.	50/50 profit sharing based on actual earnings	50/50 profit sharing based on actual earnings	The owners will receive 100% of the first $2.500 in profits above the base rate, and thereafter all profits will be split 50/50 to each party.
Terms of reimbursement of fees and expenses under the management agreement				Navios Acquisition may, upon request, reimburse the manager partially or fully for drydocking and other extraordinary fees and expenses under the management agreement at a later date, but not later than January 5, 2015, bearing interest of 1% over LIBOR. Navios Acquisition may, upon request, reimburse the manager partially or fully for any fixed management fees outstanding for a period of not more than nine months at a later date, but no later than December 31, 2014, bearing interest of 1% over LIBOR.
Voyage Expenses																										22,386,000	7,484,000	0
Annual fee received	71,392,000	47,043,000	35,678,000												36,173,000	31,689,000	26,343,000												50,000	645,000
Fixed Drydocking Expenses																									$ 300,000